SEGMENT AND GEOGRAPHIC AREA INFORMATION (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 9,952	$ 39,966
Percentage of revenue on the consolidated revenue	100.00%	100.00%
Assets	$ 4,322,547	$ 4,286,815	$ 3,999,242	¥ 50
Percentage of value of the assets on the consolidated assets	100.00%	100.00%
PRC
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue		$ 1,709
Percentage of revenue on the consolidated revenue	0.00%	4.00%
PRC and Others
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Assets	$ 945,259	$ 392,756
Percentage of value of the assets on the consolidated assets	21.00%	9.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 9,952	$ 38,257
Percentage of revenue on the consolidated revenue	100.00%	96.00%
Assets	$ 3,377,288	$ 3,894,059
Percentage of value of the assets on the consolidated assets	79.00%	91.00%
Real estate agent income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 0	$ 1,709
Percentage of revenue on the consolidated revenue	0.00%	4.00%
Rental management income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue		$ 3,541
Percentage of revenue on the consolidated revenue	0.00%	9.00%
Hotel income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 9,952	$ 34,716
Percentage of revenue on the consolidated revenue	100.00%	87.00%